UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-10597
Investment Company Act File Number

Tax-Managed Mid-Cap Core Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Tax-Managed Mid-Cap Core Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Auto Components — 1.4%
BorgWarner, Inc.(1)	30,000	$1,052,700

		$1,052,700

Capital Markets — 5.8%
Affiliated Managers Group, Inc.(1)	31,400	$1,901,898
Greenhill & Co., Inc.	10,000	778,000
Jefferies Group, Inc.(1)	28,000	715,120
SEI Investments Co.	45,000	796,950

		$4,191,968

Chemicals — 1.0%
RPM International, Inc.	37,000	$691,900

		$691,900

Commercial Banks — 3.7%
City National Corp.	32,000	$1,580,480
TCF Financial Corp.	75,000	1,098,000

		$2,678,480

Communications Equipment — 1.7%
F5 Networks, Inc.(1)	25,000	$1,235,750

		$1,235,750

Computers & Peripherals — 1.0%
Diebold, Inc.	28,000	$743,960

		$743,960

Construction & Engineering — 1.9%
Jacobs Engineering Group, Inc.(1)	37,000	$1,398,230

		$1,398,230

Construction Materials — 1.1%
Martin Marietta Materials, Inc.	10,000	$791,800

		$791,800

Containers & Packaging — 2.4%
Rock-Tenn Co., Class A	10,000	$426,900
Sonoco Products Co.	46,200	1,282,512

		$1,709,412

Diversified Consumer Services — 1.9%
Matthews International Corp., Class A	40,000	$1,354,000

		$1,354,000

Diversified Financial Services — 1.2%
Leucadia National Corp.(1)	40,000	$893,200

		$893,200

Electric Utilities — 1.4%
DPL, Inc.	38,300	$1,027,972

		$1,027,972

Electrical Equipment — 2.3%
AMETEK, Inc.	45,000	$1,639,800

		$1,639,800

Electronic Equipment, Instruments & Components — 4.2%
Amphenol Corp., Class A	25,600	$1,019,904
FLIR Systems, Inc.(1)	37,000	1,094,460

Security	Shares	Value
National Instruments Corp.	32,000	$940,480

		$3,054,844

Energy Equipment & Services — 4.0%
FMC Technologies, Inc.(1)	27,000	$1,435,590
Oceaneering International, Inc.(1)	27,000	1,476,900

		$2,912,490

Food & Staples Retailing — 1.1%
Ruddick Corp.	29,000	$822,150

		$822,150

Gas Utilities — 3.2%
AGL Resources, Inc.	23,600	$832,844
National Fuel Gas Co.	32,000	1,501,440

		$2,334,284

Health Care Equipment & Supplies — 5.3%
Bard (C.R.), Inc.	8,800	$729,432
Beckman Coulter, Inc.	8,900	581,793
DENTSPLY International, Inc.	44,800	1,502,144
Varian Medical Systems, Inc.(1)	20,000	1,005,800

		$3,819,169

Health Care Providers & Services — 2.6%
Henry Schein, Inc.(1)	21,000	$1,135,050
Universal Health Services, Inc., Class B	25,000	729,000

		$1,864,050

Hotels, Restaurants & Leisure — 1.0%
Sonic Corp.(1)	87,400	$736,782

		$736,782

Household Durables — 1.0%
Mohawk Industries, Inc.(1)	16,700	$691,547

		$691,547

Household Products — 1.2%
Church & Dwight Co., Inc.	14,000	$844,060

		$844,060

Insurance — 2.8%
HCC Insurance Holdings, Inc.	34,000	$921,400
Markel Corp.(1)	3,500	1,137,535

		$2,058,935

IT Services — 1.1%
Fiserv, Inc.(1)	17,800	$801,712

		$801,712

Life Sciences Tools & Services — 4.0%
Bio-Rad Laboratories, Inc., Class A(1)	14,000	$1,304,520
Mettler-Toledo International, Inc.(1)	16,000	1,559,520

		$2,864,040

Machinery — 6.8%
Donaldson Co., Inc.	40,000	$1,529,600
Graco, Inc.	37,000	987,530
IDEX Corp.	60,000	1,693,200
Valmont Industries, Inc.	10,000	694,600

		$4,904,930

Security	Shares	Value
Media — 3.0%
John Wiley & Sons, Inc., Class A	30,000	$1,252,500
Morningstar, Inc.(1)	20,000	945,200

		$2,197,700

Metals & Mining — 2.2%
Cliffs Natural Resources, Inc.	16,000	$639,200
Commercial Metals Co.	70,000	961,800

		$1,601,000

Multi-Utilities — 1.9%
OGE Energy Corp.	38,300	$1,387,226

		$1,387,226

Multiline Retail — 1.2%
Dollar Tree, Inc.(1)	18,000	$891,360

		$891,360

Oil, Gas & Consumable Fuels — 4.2%
Arch Coal, Inc.	30,000	$632,100
Denbury Resources, Inc.(1)	70,000	948,500
Newfield Exploration Co.(1)	30,000	1,468,200

		$3,048,800

Personal Products — 1.2%
Alberto-Culver Co.	30,000	$851,700

		$851,700

Professional Services — 1.3%
FTI Consulting, Inc.(1)	22,000	$911,900

		$911,900

Real Estate Investment Trusts (REITs) — 4.2%
Health Care REIT, Inc.	37,000	$1,591,000
Rayonier, Inc.	34,000	1,425,960

		$3,016,960

Road & Rail — 1.9%
Landstar System, Inc.	37,000	$1,342,730

		$1,342,730

Semiconductors & Semiconductor Equipment — 1.6%
Microchip Technology, Inc.	46,050	$1,188,551

		$1,188,551

Software — 5.3%
ANSYS, Inc.(1)	41,200	$1,724,632
Fair Isaac Corp.	42,200	925,446
Jack Henry & Associates, Inc.	55,200	1,212,192

		$3,862,270

Specialty Retail — 3.3%
GameStop Corp., Class A(1)	25,000	$494,250
O’Reilly Automotive, Inc.(1)	25,000	945,000
Ross Stores, Inc.	20,000	918,600

		$2,357,850

Textiles, Apparel & Luxury Goods — 1.5%
Columbia Sportswear Co.	27,000	$1,117,260

		$1,117,260

Security	Shares	Value
Tobacco — 0.9%
Universal Corp., VA	14,000	$635,460

		$635,460

Total Common Stocks (identified cost $59,649,941)		$71,528,932

Total Investments — 98.8% (identified cost $59,649,941)		$71,528,932

Other Assets, Less Liabilities — 1.2%		$835,777

Net Assets — 100.0%		$72,364,709

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at January 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,753,623

Gross unrealized appreciation	$13,293,649
Gross unrealized depreciation	(1,518,340)

Net unrealized appreciation	$11,775,309

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$71,528,932	$—	$—	$71,528,932

Total Investments	$71,528,932	$—	$—	$71,528,932

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Mid-Cap Core Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010